Condensed Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Previously Reported Series Quantum Preferred Stock	Previously Reported Common Stock	Previously Reported Common Stock to be Issued	Previously Reported Additional Paid-In Capital	Previously Reported Non-Controlling Interest	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Accumulated Deficit	Previously Reported	Series Quantum Preferred Stock	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Non-Controlling Interest	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balances at Dec. 31, 2023										$ 4,202		$ 30,948,057	$ (221,886)		$ (31,062,852)	$ (332,479)
Balances (in Shares) at Dec. 31, 2023										42,017,948
Proceeds from sale of common stock										$ 1,500		148,540				150,040
Proceeds from sale of common stock (in Shares)										15,000,000
Issuance of common stock for liabilities										$ 363		353,328				353,691
Issuance of common stock for liabilities (in Shares)										3,631,354
Common and preferred stock issued for cash									$ 100	$ 505		1,014,350				1,014,955
Common and preferred stock issued for cash (in Shares)									1,000,000	5,050,000
Stock-based compensation										$ 200,000		1,164,951,000				1,165,151,000
Stock-based compensation (in Shares)										2,000,000
Net income (loss)								$ (3,270,544)							(3,270,544)	(3,270,544)
Balances at Dec. 31, 2024	$ 100	$ 6,770		$ 33,629,226	$ (221,886)		$ (34,333,396)	(919,186)		$ 7,000		33,629,000	(222,000)		(34,333,000)	(919,000)
Balances (in Shares) at Dec. 31, 2024	1,000,000	67,699,302							1,000,000	67,699,302
Stock-based compensation												416,000				416,000
Stock-based compensation (in Shares)
Net income (loss)															(660,000)	(660,000)
Balances at Mar. 31, 2025										$ 7,000		34,045,000	(222,000)		(34,993,000)	(1,163,000)
Balances (in Shares) at Mar. 31, 2025									1,000,000	67,699,302
Balances at Dec. 31, 2024	$ 100	$ 6,770		33,629,226	(221,886)		(34,333,396)	(919,186)		$ 7,000		33,629,000	(222,000)		(34,333,000)	(919,000)
Balances (in Shares) at Dec. 31, 2024	1,000,000	67,699,302							1,000,000	67,699,302
Stock-based compensation												1,077,319				1,077,319
Stock-based compensation (in Shares)										214
Common stock issued pursuant to business combination										$ 800		12,879,200				12,880,000
Common stock issued pursuant to business combination (in Shares)										8,000,000
Common stock issued pursuant to private placement										$ 149		1,834,821				1,834,970
Common stock issued pursuant to private placement (in Shares)										1,494,700
Common stock to be issued pursuant to business combination								3,407,250			$ 3,407,250					3,407,250
Common stock to be issued pursuant to business combination (in Shares)											1,500,000
Common stock issued pursuant to assets purchase agreement										$ 900		19,709,100				19,710,000
Common stock issued pursuant to assets purchase agreement (in Shares)										9,000,000
Common stock issued pursuant to debt settlement										$ 1		9,999				10,000
Common stock issued pursuant to debt settlement (in Shares)										10,000
Common stock issued pursuant to services										$ 205		4,427,295				4,427,500
Common stock issued pursuant to services (in Shares)										2,050,000
Settlement of related party liabilities								675,700	$ (100)			675,800				675,700
Settlement of related party liabilities (in Shares)									(1,000,000)
Net income (loss)								918,355						132,551	918,355	1,050,906
Balances at Dec. 31, 2025		$ 8,825	$ 3,407,250	74,242,760	(221,886)	132,551	(33,415,041)	44,154,459		$ 9,000	$ 3,407,000	74,243,000	(222,000)	133,000	(33,415,000)	44,155,000
Balances (in Shares) at Dec. 31, 2025		88,254,216	1,500,000							88,254,216	1,500,000
Stock-based compensation												275,000				275,000
Stock-based compensation (in Shares)
Common stock issued pursuant to business combination										$ 0	$ (2,272,000)	2,272,000
Common stock issued pursuant to business combination (in Shares)										1,000,000	(1,000,000)
Common stock issued pursuant to private placement										$ 0		200,000				200,000
Common stock issued pursuant to private placement (in Shares)										100,000
Net income (loss)						$ (87,000)	$ (9,405,000)	$ (9,492,000)								(9,405,000)
Balances at Mar. 31, 2026										$ 9,000	$ 1,135,000	$ 76,990,000	$ (222,000)	$ 46,000	$ (42,820,000)	$ 35,138,000
Balances (in Shares) at Mar. 31, 2026										89,354,216	500,000